Transactions with Related Parties - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Remuneration of non-executive directors	$ 242,782	$ 219,628	$ 180,000